Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,392,413		$ 3,322,067
Accumulated depreciation	(1,067,822)		(1,016,896)
Property, plant and equipment, net	2,324,591		2,305,171
Depreciation	51,600	$ 48,900
Refining Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,390,745		2,348,663
Pipelines [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	559,040		533,040
Retail Site [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	329,808		328,419
Wholesale Assets [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	61,369		61,133
Corporate and Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 51,451		$ 50,812